COMMITMENTS AND CONTINGENCIES (Details 2) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Claims, adverse result of which may change the company's business practices USD ($)	Dec. 31, 2012 Claims, adverse result of which may change the company's business practices CNY
Litigation, claims and assessments
Losses accrued in Accrued expenses and other liabilities in the consolidated balance sheet	$ 895	5,574	1,812	$ 895	5,574
Recognized losses				$ 853	5,316